RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Balances with Related Party
	December 31,
	2017	2016
Due to related party:
Ossen Material Research	$-	$3,886
	$-	$3,886

The balance of due to related party arises from the purchase of raw materials paid by Ossen Material Research on behalf of the Company.

	December 31,
	2017	2016
Due to shareholder:
Dr. Tang	$351,499	$307,499
	$351,499	$307,499

Summary of Related Party Transactions
		December 31,
		2017	2016	2015

	Ossen Material Research provided guarantee for the bank loans borrowed by the Company	$-	$-	$5,186,623

	Ossen Material Research provided guarantee together with Ossen Shanghai and Dr. Tang for the short-term bank loans borrowed by the Company	$-	$-	$2,515,520

	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$-	$1,297,391	$4,159,157

Ossen Material Research	Ossen Material Research provided guarantee together with Shanghai Pujiang and Dr. Tang for the short-term bank loans borrowed by the Company	3,749,502	-	-

	Ossen Material Research provided guarantee together with Dr. Tang for the notes payable issued by the Company	4,897,310	-	-

	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$18,824,034	$70,635,721	$32,348,999

	The Company provided guarantee for the notes payable issued by Ossen Material Research	$-	$-	$12,323,428

	Ossen Shanghai provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	$-	$-	$2,515,520

Ossen Shanghai	The Company provided guarantee for the short-term bank loans borrowed by Ossen Shanghai	$-	$28,542,598	$7,702,143

	The Company provided guarantee for the notes payable issued by Ossen Shanghai	$-	$2,162,318	$1,540,429

	Shanghai Pujiang provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	3,749,502	-	-

Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$5,356,432	$59,824,131	$16,944,714

	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$-	$7,207,727	$34,081,982

Zhejiang Pujiang	The Company provided guarantee for the notes payable issued by Zhejiang Pujiang	$25,426,525	$-	$-